Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Mortgage Finance Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 6,762,840	$ 6,204,856
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	24,035	30,846
1 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	6,809	6,595
Due within 1 and 2 Year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	4,842	5,638
2 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	3,582	5,068
3 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	3,402	4,544
4 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	1,450	3,484
Later than five years [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 3,950	$ 5,517